Allowance for Loan Losses - Components of Impaired Loans Held-for-Investment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, Total	$ 3,873	$ 28,777	$ 84,181
Unpaid Principal Balance, Total	5,348	38,037	140,806
Related Allowance, Total		917	951
Average Recorded Investment, Total	4,458	18,267	84,152
Accrued Interest Income Recognized, Total	19
Cash Interest Income Recognized, Total	97
Commercial Loans [Member] | Commercial and Industrial [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, With No Related Allowance	147	3,206	17,257
Recorded Investment, With Related Allowance		423
Unpaid Principal Balance, With No Related Allowance	149	3,281	19,094
Unpaid Principal Balance, With Related Allowance		425
Related Allowance, With Related Allowance		423
Average Recorded Investment, With No Related Allowance	161	1,884	13,112
Average Recorded Investment, With Related Allowance		73
Accrued Interest Income Recognized, With No Related Allowance	19
Accrued Interest Income Recognized, With Related Allowance	0	0
Cash Interest Income Recognized, With Related Allowance	0	0
Commercial Loans [Member] | Commercial and Industrial, Held for Sale [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, With No Related Allowance	28		1,125
Unpaid Principal Balance, With No Related Allowance	50		2,252
Average Recorded Investment, With No Related Allowance	52		1,987
Commercial Loans [Member] | CRE Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, With No Related Allowance	3,297	18,503	22,586
Recorded Investment, With Related Allowance		2,164	4,649
Unpaid Principal Balance, With No Related Allowance	4,499	27,367	42,558
Unpaid Principal Balance, With Related Allowance		2,164	8,779
Related Allowance, With Related Allowance		494	649
Average Recorded Investment, With No Related Allowance	3,875	13,528	18,650
Average Recorded Investment, With Related Allowance		47	4,675
Accrued Interest Income Recognized, With Related Allowance	0	0	0
Cash Interest Income Recognized, With Related Allowance	0	0	0
Commercial Loans [Member] | CRE Owner Occupied, Held for Sale [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, With No Related Allowance	32		5,596
Unpaid Principal Balance, With No Related Allowance	74		17,091
Average Recorded Investment, With No Related Allowance	136		11,217
Commercial Loans [Member] | CRE Non-Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, With No Related Allowance		1,969	5,305
Unpaid Principal Balance, With No Related Allowance		2,251	6,979
Average Recorded Investment, With No Related Allowance		66	5,379
Commercial Loans [Member] | CRE Non Owner Occupied, Held for Sale [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, With No Related Allowance	229		5,428
Unpaid Principal Balance, With No Related Allowance	352		9,583
Average Recorded Investment, With No Related Allowance	53		5,269
Commercial Loans [Member] | Land and Development [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, With No Related Allowance	140	2,512	20,649
Recorded Investment, With Related Allowance			997
Unpaid Principal Balance, With No Related Allowance	223	2,549	31,333
Unpaid Principal Balance, With Related Allowance			1,013
Related Allowance, With Related Allowance			302
Average Recorded Investment, With No Related Allowance	181	2,669	22,321
Average Recorded Investment, With Related Allowance			287
Accrued Interest Income Recognized, With Related Allowance			0
Cash Interest Income Recognized, With Related Allowance			0
Commercial Loans [Member] | Land and Development, Held-for-Sale [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, With No Related Allowance			589
Unpaid Principal Balance, With No Related Allowance			2,124
Average Recorded Investment, With No Related Allowance			1,255
Consumer Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, Total	14,118	8,142	10,999
Unpaid Principal Balance, Total	18,884	11,236	13,336
Related Allowance, Total	3	17	98
Average Recorded Investment, Total	12,836	6,236	7,743
Consumer Loans [Member] | Residential Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, With No Related Allowance	4,852	2,569	5,428
Recorded Investment, With Related Allowance			184
Unpaid Principal Balance, With No Related Allowance	5,587	3,135	5,852
Unpaid Principal Balance, With Related Allowance			194
Related Allowance, With No Related Allowance	3
Related Allowance, With Related Allowance			(98)
Average Recorded Investment, With No Related Allowance	4,513	1,689	4,176
Average Recorded Investment, With Related Allowance			67
Accrued Interest Income Recognized, With Related Allowance			0
Cash Interest Income Recognized, With No Related Allowance	97
Cash Interest Income Recognized, With Related Allowance			0
Consumer Loans [Member] | Residential Real Estate Held For Sale [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, With No Related Allowance	3,478
Unpaid Principal Balance, With No Related Allowance	4,984
Average Recorded Investment, With No Related Allowance	1,365
Consumer Loans [Member] | Home Equity Lines of Credit [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, With No Related Allowance	405	3,749	3,582
Unpaid Principal Balance, With No Related Allowance	456	5,051	4,610
Average Recorded Investment, With No Related Allowance	420	3,132	2,443
Consumer Loans [Member] | Home Equity Held for Sale [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, With No Related Allowance	619
Unpaid Principal Balance, With No Related Allowance	903
Average Recorded Investment, With No Related Allowance	1,282
Consumer Loans [Member] | Home Equity Term Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, With No Related Allowance	1,347	1,238	1,174
Unpaid Principal Balance, With No Related Allowance	1,863	1,456	1,285
Average Recorded Investment, With No Related Allowance	1,385	918	864
Consumer Loans [Member] | Home Equity Term Loans Held for Sale [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, With No Related Allowance	3,266
Unpaid Principal Balance, With No Related Allowance	4,743
Average Recorded Investment, With No Related Allowance	3,735
Consumer Loans [Member] | Other [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, With No Related Allowance	150	560	631
Recorded Investment, With Related Allowance		26
Unpaid Principal Balance, With No Related Allowance	348	1,567	1,395
Unpaid Principal Balance, With Related Allowance		27
Related Allowance, With Related Allowance		17
Average Recorded Investment, With No Related Allowance	138	481	193
Average Recorded Investment, With Related Allowance		16
Accrued Interest Income Recognized, With Related Allowance	0	0
Cash Interest Income Recognized, With Related Allowance	$ 0	$ 0